CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 190,651	¥ 1,240,431	¥ 2,927,581
Restricted cash	254,008	1,652,653	374,363
Derivative			3,149
Accounts and notes receivables, net of allowance of RMB6,708 and RMB5,794 (US$891) as of December 31, 2016 and 2017, respectively	112,852	734,252	432,654
Inventories	24,126	156,974	82,083
Prepayments and other current assets	224,360	1,459,755	770,643
Short-term investments	361,751	2,353,663	62,000
Lease rental receivables	29,772	193,703	23,292
Amounts due from related parties	25,344	164,894	83,302
Total current assets	1,222,864	7,956,325	4,759,067
Non-current assets:
Property and equipment, net	200,954	1,307,470	947,505
Intangible assets, net	24,370	158,556	13,516
Long-term investments	5,712	37,167	24,081
Goodwill	68,946	448,584	247,203
Non-current deposits	10,624	69,125	50,947
Other non-current assets	9,577	62,314	87,395
Lease rental receivables	115,157	749,243	87,551
Restricted cash	13,794	89,745	78,588
Total non-current assets	449,134	2,922,204	1,536,786
Total assets	1,671,998	10,878,529	6,295,853
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB2,369,082 and RMB3,810,970 (US$585,735) as of December 31, 2016 and 2017, respectively):
Short-term bank loans	186,955	1,216,384	458,000
Accounts and notes payable	367,089	2,388,393	1,575,793
Income tax payable	97	629	467
Customer advances and deposits	139,923	910,383	676,319
Accrued expenses and other liabilities	282,996	1,841,273	1,225,611
Capital lease obligation	1,111	7,227	13,215
Amounts due to related parties	1,983	12,902	891
Total current liabilities	980,154	6,377,191	3,950,296
Non-current liabilities (including non-current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB7,535 (US$1,111) and RMB99,594 (US$15,308) as of December 31, 2016 and 2017, respectively):
Capital lease obligation	281	1,828	7,535
Deferred tax liabilities	4,870	31,688
Other non-current liabilities	11,578	75,327	3,917
Total non-current liabilities	16,729	108,843	11,452
Total liabilities	996,883	6,486,034	3,961,748
Commitments and contingencies
Mezzanine equity:
Redeemable convertible preferred shares			15,842,210
Shareholders' (deficit)/equity:
Ordinary shares			4,116
Additional paid in capital	2,957,274	19,240,912
Accumulated deficit	(2,287,969)	(14,886,214)	(13,658,321)
Accumulated other comprehensive income	1,896	12,333	146,100
BEST Inc. shareholders' (deficit)/equity	675,011	4,391,817	(13,508,105)
Non-controlling interests	104	678
Total shareholders' (deficit)/equity	675,115	4,392,495	(13,508,105)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	1,671,998	10,878,529	6,295,853
Series A redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares			1,510,352
Series B redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares			521,648
Series C redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares			652,194
Series D redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares			1,445,547
Series E redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares			2,040,782
Series F redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares			2,806,393
Series G-1 redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares			1,280,749
Series G-2 redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares			¥ 5,584,545
Class A ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	2,356	15,330
Class B ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	950	6,178
Class C ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	$ 504	¥ 3,278